Ares Private Markets Fund	Consolidated Schedule of Investments - December 31, 2025 (Unaudited)

Private Assets - 123.53%	Geographic Region(a)	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Direct Investments/Co-Investments- 2.54%(b)(c)
Apax Vantage Software I L.P.(d)(e)	North America	5/30/2025	$–	$(9,832)	0.00	%(f)
CWC Fund I Co-Invest (AlTi) L.P.(e)	North America	3/26/2024	5,201,000	5,973,437	0.15%
Echo Co-Invest L.P.(e)	Europe	5/19/2025	5,000,000	5,144,963	0.13%
Hildred Capital Co-Invest-REBA, LP(d)(e)	North America	1/9/2025	27,497,683	36,687,506	0.93%
HPC GPFS Rise Co-Invest (Cayman) LP(d)(e)	North America	9/4/2025	23,207,171	22,967,038	0.58%
iCapital, Inc. (714,301 shares common stock)(e)(g)	North America	4/14/2025	10,000,000	10,520,038	0.26%
KKR Olympus Co-Invest L.P.(e)	North America	10/18/2022	2,585,212	3,105,135	0.08%
KWOL Co-Invest, L.P.(e)	North America	12/29/2023	10,000,000	16,082,223	0.41%
Total Direct Investments/Co-Investments			$83,491,066	$100,470,508

Primary Investments- 2.70%(b)(c)
Apax XI USD L.P.(d)(e)	North America	5/2/2024	1,433,510	1,538,848	0.04%
Aquiline Financial Services Fund V L.P.(d)	North America	5/22/2024	3,227,147	4,072,484	0.10%
Arlington Capital Partners VI, L.P.(d)(e)	North America	7/27/2023	7,463,478	10,697,183	0.27%
Aurora Equity Partners VII-A L.P.(d)(e)	North America	8/29/2025	344,473	119,856	0.00	%(f)
BharCap Partners II-B, LP(d)	North America	12/27/2024	1,311,807	1,584,242	0.04%
Bridgepoint Growth II B LP(d)(e)	Europe	11/29/2024	3,017,644	2,488,130	0.06%
Constellation Wealth Capital Fund, L.P.(d)	North America	1/26/2024	7,241,011	8,177,629	0.21%
EQT X (NO.2) USD SCSP(d)	North America	4/9/2024	2,437,181	2,505,237	0.06%
Haveli Investments Software Fund I, L.P.(d)	North America	4/28/2025	4,255,562	4,947,825	0.13%
HFCP XI (Parallel - A), L.P.(d)(e)	North America	12/15/2023	–	(29,074)	0.00	%(f)
Hildred Equity Partners III-A, LP(d)(e)	North America	10/8/2024	1,097,751	603,866	0.02%
Hunter Point Capital Investors (Onshore), L.P.(d)	North America	1/29/2024	9,486,963	10,623,243	0.27%
Integrum Capital Partners L.P.(d)	North America	12/2/2022	8,041,808	8,646,710	0.22%
Kelso Investment Associates XI, L.P.(d)	North America	10/26/2023	4,730,668	5,726,443	0.14%
Kohlberg Investors X, L.P.(d)(e)	North America	9/27/2024	4,387,717	4,699,506	0.12%
Leeds Equity Partners VIII-A, L.P.(d)(e)	North America	9/30/2025	591,036	277,760	0.01%
Levine Leichtman Capital Partners VII, L.P.(d)	North America	12/11/2024	1,954,550	2,164,583	0.05%
Linden Structured Capital Fund II-A LP(d)	North America	7/18/2024	3,465,070	3,775,087	0.10%
Lindsay Goldberg VI L.P.(d)	North America	3/26/2025	186,277	140,961	0.00	%(f)
Lovell Minnick Equity Partners VI LP(d)	North America	8/13/2024	2,531,312	2,658,658	0.07%
Madison Dearborn Capital Partners IX, L.P.(d)(e)	North America	10/8/2025	2,419,712	2,263,731	0.06%
New Mountain Partners VII LP(d)	North America	8/29/2024	3,543,203	4,003,518	0.10%
Nexus Special Situations Fund IV, L.P.(d)(e)	North America	8/29/2025	938,525	868,449	0.02%
PSG VI (Lux) S.C.Sp.(d)	North America	5/22/2025	1,081,077	997,832	0.02%
SkyKnight Capital Fund IV, L.P.(d)	North America	11/13/2023	2,866,103	3,534,640	0.09%
Thoma Bravo Fund XVI-A, L.P.(d)(e)	North America	10/30/2024	471,442	413,233	0.01%
TPG Growth VI, L.P.(d)	North America	8/7/2025	1,843,771	1,811,643	0.05%
TPG Partners IX, L.P.	North America	1/25/2024	–	–	–%
Valeas Capital Partners Fund I-A LP(d)	North America	1/31/2024	6,351,419	12,544,611	0.32%
Valeas Capital Partners Fund II-A LP(d)(e)	North America	9/18/2025	1,113,539	995,945	0.02%
Veritas Capital Fund IX, L.P.(e)	North America	12/17/2024	260,235	30,158	0.00	%(f)
VIP V Feeder S.C.Sp.(d)(e)	Europe	10/16/2024	4,067,011	3,915,206	0.10%
Total Primary Investments			$92,161,002	$106,798,143

Secondary Investments- 118.29%(b)(c)
3i Europartners Vb L.P.	Europe	1/5/2024	4,792	–	–%
Adams Street 2018 Global Fund LP(d)	North America	10/2/2024	189,169	288,458	0.01%
Advanced Technology Ventures VII, L.P.(e)	North America	12/29/2023	263,749	114,469	0.00	%(f)

Advent International GPE V-C Limited Partnership(e)	North America	12/29/2023	–	–	–%
Advent International GPE VI-A Limited Partnership(e)	North America	3/31/2025	5,565,367	6,488,696	0.16%
Advent International GPE VII-E Limited Partnership(d)	North America	3/31/2025	7,176,975	8,846,207	0.22%
Advent Latin American Private Equity Fund VI-D LP(d)	Rest of World	3/31/2025	1,156,054	1,665,800	0.04%
AEA Fund VII, LP(d)(e)	North America	10/2/2024	863,653	1,125,833	0.03%
AEA Investors 2006 Fund L.P.	North America	1/5/2024	437	–	–%
AEA Investors V LP(d)	North America	10/2/2024	23,340	29,455	0.00	%(f)
Affinity Asia Pacific Fund III (No. 2) L.P.(d)	Rest of World	12/29/2023	443,468	338,562	0.01%
Algebris NPL Partnership II S.C.S(d)	Europe	3/31/2025	380,524	267,819	0.01%
Alpine Investors VI, L.P.(d)(e)	North America	12/29/2023	35,400,408	53,617,528	1.36%
Altas Partners Holdings II LP(d)	North America	10/2/2024	750,276	1,138,913	0.03%
Alteri Extended Value LP(d)	Europe	12/11/2024	3,943,840	7,758,389	0.20%
Altor Fund II (No. 1) Limited Partnership	Europe	3/31/2025	125,662	105,714	0.00	%(f)
Altor Fund IV (No. 2) AB(d)	Europe	3/31/2025	1,076,737	1,395,079	0.04%
Altor Fund V (No. 1) AB(d)	Europe	3/31/2025	2,238,550	3,149,215	0.08%
Apax Europe VI-A, L.P.(d)(e)	Europe	3/31/2025	6,439,569	7,666,728	0.19%
Apax Europe VII - A, L.P.(d)(e)	Europe	10/2/2023	1,100,480	261,919	0.01%
Apax Europe VII - B, L.P.(d)(e)	Europe	3/31/2025	2,595,392	518,237	0.01%
Apax US VII, L.P.(d)(e)	North America	6/30/2025	437,971	768,275	0.02%
Apax VIII - A, L.P.(d)(e)	North America	3/31/2025	7,604,370	5,461,617	0.14%
Apax VIII - B, L.P.(d)(e)	North America	3/31/2025	6,213,458	4,351,097	0.11%
APH Extended Value Fund H LP(d)(e)	North America	1/30/2025	79,609,652	97,036,114	2.46%
Apollo Credit Opportunity Fund III, L.P.(d)	North America	6/28/2024	2,770	–	–%
Apollo Investment Fund IX, L.P.(d)	North America	4/1/2022	3,413,486	4,601,007	0.12%
Apollo Investment Fund VIII, L.P.(d)	North America	12/29/2023	114,601	121,061	0.00	%(f)
Apollo Overseas Partners VIII, L.P.(d)	Europe	3/31/2025	1,866,239	1,931,736	0.05%
Aquiline Financial Services Continuation Fund L.P(d)	North America	5/30/2024	13,027,980	23,590,894	0.60%
Aquiline Financial Services Fund L.P.	North America	3/31/2025	3,448,713	4,150,948	0.11%
ARDIAN Expansion Syclef Continuation Fund S.L.P(d)(e)	Europe	12/23/2024	16,455,156	23,511,894	0.60%
Audax Mezzanine Fund III, L.P.	North America	9/29/2023	10,520	15,668	0.00	%(f)
Audax Private Equity Fund III, L.P.(d)	North America	9/29/2023	118,090	145,242	0.00	%(f)
Audax Private Equity Fund, L.P.(e)	North America	1/12/2024	253,674	35,939	0.00	%(f)
Avenue Real Estate Fund L.P.(d)(e)	North America	12/29/2023	2,104,408	45,847	0.00	%(f)
AXA IM Prime Genesis PE Secondaries Fund(d)	Europe	12/20/2024	388,286,974	445,376,815	11.28%
Bain Capital Beacon Holdings, L.P.(d)(e)	North America	3/24/2025	59,708,152	60,102,244	1.52%
Bain Capital Beacon Roll SPV XI, L.P.(d)(e)	North America	8/31/2025	14,210	423,210	0.01%
Bain Capital Europe Fund IV, L.P.(d)(e)	North America	9/30/2025	5,517,474	5,743,789	0.15%
Bain Capital Europe V, SCSp(d)(e)	North America	9/30/2025	6,798,268	9,289,080	0.24%
Bain Capital Fund VII, L.P.	North America	1/31/2024	1,898,540	3,223,521	0.08%
Bain Capital Fund XI, L.P.(d)	North America	3/31/2025	24,727,253	27,850,056	0.71%
Bain Capital Fund XII, L.P.(d)	North America	12/31/2024	9,043,808	14,394,322	0.36%
Barley (No.1) Limited Partnership(d)(e)	Europe	6/18/2024	1,056,711	914,823	0.02%
BC European Capital IX - 2 LP(d)	Europe	3/31/2025	13,422,175	20,628,848	0.52%
BC European Capital X - 2 LP(d)	Europe	9/30/2025	14,403,632	15,836,203	0.40%
BC Partners Galileo (2) L.P.(d)(e)	Europe	9/30/2025	7,358,860	10,565,030	0.27%
Berkshire Fund VI, L.P.(d)	North America	12/29/2023	611,838	376,000	0.01%
Berkshire Fund VII, L.P.(d)	North America	12/29/2023	334,718	19,409	0.00	%(f)
BF Garden Corporate Tax Credit Fund XII L.P.(e)	North America	1/12/2024	–	199,708	0.01%

Blackstone Capital Partners IV L.P.(d)	North America	12/29/2023	1	93,213	0.00	%(f)
Blackstone Capital Partners V L.P.(d)	North America	12/29/2023	6,766	121,517	0.00	%(f)
Blackstone Capital Partners VI, L.P.(d)	North America	12/31/2024	36,435,728	49,763,932	1.26%
Blackstone Capital Partners VII L.P.(d)	North America	12/31/2024	3,427,790	3,660,801	0.09%
Blackstone Capital Partners VIII, L.P.(d)	North America	10/4/2024	9,277,645	10,966,495	0.28%
Blackstone Communications Partners I L.P.(d)(e)	North America	12/29/2023	–	9,110	0.00	%(f)
Blackstone Infrastructure Partners IRH-G L.P.(e)	North America	12/15/2023	20,484,718	23,312,851	0.59%
Blackstone Real Estate Partners Europe III, L.P.(d)	North America	12/29/2023	592,428	643,311	0.02%
Blackstone Real Estate Partners IV L.P.(e)	North America	12/29/2023	–	–	–%
Blackstone Real Estate Partners VI, LP(d)	North America	12/29/2023	–	20,936	0.00	%(f)
Blue Owl GP Stakes V US Investors LP(d)	North America	11/29/2024	40,562,329	51,084,427	1.29%
Boston Millennia Partners II Limited Partnership(e)	North America	12/29/2023	62,919	–	–%
BP Ace CV, L.P.(d)	North America	12/12/2025	2,059,011	2,008,792	0.05%
Bridgepoint Credit Opportunities II, L.P.(d)(e)	Europe	6/28/2024	278,515	260,357	0.01%
Bridgepoint Europe IV A(d)	Europe	10/8/2024	987,986	1,014,406	0.03%
Bridgepoint Europe IV E(d)	Europe	10/8/2024	65,850	67,608	0.00	%(f)
Bridgepoint Europe VI 'E' LP(d)	Europe	9/30/2025	5,763,763	9,068,390	0.23%
BSP Solstice Investors L.P. (AD)(d)	North America	4/1/2024	183,022,531	243,144,461	6.16%
BSP Solstice Investors L.P. (BCE)(d)	North America	4/1/2024	184,323,347	258,239,189	6.54%
BSP Summer Investors (PMF) L.P.(d)	North America	8/31/2023	8,136,833	10,840,546	0.27%
BSP Summer Investors L.P.(d)	North America	8/31/2023	8,136,834	10,840,546	0.27%
Canterbury Consulting PC Fund I (A), LP(d)	North America	9/30/2024	1,348,869	1,847,220	0.05%
Canterbury Consulting PC Fund II (A), L.P.(d)(e)	North America	9/30/2024	276,272	198,135	0.01%
Canterbury Consulting PC Fund II (B), LP(d)(e)	North America	9/30/2024	1,152,651	970,547	0.02%
Canterbury Consulting SPFS Fund VIII (Onshore)(d)	North America	9/30/2024	587,645	778,206	0.02%
CapVest Strategic Opportunities 3 SCSP	Europe	8/3/2022	–	–	–%
Carlyle Europe Partners II, L.P.(d)	Europe	1/5/2024	–	(1)	0.00	%(f)
Carlyle Europe Partners III, L.P.(d)(e)	Europe	4/12/2024	94,745	106,549	0.00	%(f)
Carlyle Europe Partners IV, L.P. (USD)(d)	Europe	3/31/2025	1,993,910	1,706,671	0.04%
Carlyle Partners V, L.P.(d)(e)	North America	4/12/2024	474,588	921,007	0.02%
Carlyle Partners VI, L.P.(d)	North America	3/31/2025	2,183,502	2,100,121	0.05%
Carlyle Partners VII, L.P(d)	North America	10/31/2024	2,507,715	3,298,050	0.08%
Carlyle Partners VII, L.P.(d)	North America	3/31/2025	5,339,411	5,484,142	0.14%
Carlyle Partners VIII, L.P.(d)	North America	9/29/2023	6,038,061	7,296,316	0.18%
Catterton Partners VII, L.P.(d)(e)	North America	3/31/2025	10,805,363	11,798,226	0.30%
CD&R Fund VIII Wilsonart-A, L.P.(e)	North America	12/29/2023	–	44,404	0.00	%(f)
CD&R Value Building Partners I, L.P.	North America	9/30/2023	89,583	212,776	0.01%
Centerbridge Capital Partners III, L.P.(d)	North America	3/31/2025	3,042,911	2,622,430	0.07%
Centerbridge Capital Partners, L.P.(e)	North America	4/5/2024	134,580	–	–%
Cerberus Institutional Partners, L.P. (Series Four)(d)(e)	North America	10/10/2023	15,679	9,236	0.00	%(f)
CF24XB SCSp(e)	Europe	3/26/2025	100,000,000	111,309,525	2.82%
Charlesbank Equity Fund IX, L.P.(d)	North America	6/30/2025	34,527,077	33,976,472	0.86%
Charlesbank Equity Fund VI, Limited Partnership(d)	North America	6/30/2025	2,649,108	3,547,680	0.09%
Charlesbank Equity Fund VII, L.P.(d)(e)	North America	6/30/2025	156,211	63,364	0.00	%(f)
Charlesbank Equity Fund VIII, L.P.(d)	North America	6/30/2025	27,714,340	27,537,527	0.70%
Charlesbank Equity Fund X, L.P.(d)	North America	6/30/2025	15,458,946	17,827,343	0.45%
Charterhouse Capital Partners X, L.P.(d)	Europe	3/31/2025	3,489,045	4,437,205	0.11%
Cinven Strategic Fund 2(d)(e)	Europe	6/30/2025	–	(97,061)	0.00	%(f)
Clarity Partners, L.P.(e)	North America	3/28/2024	–	1,317	0.00	%(f)
Clayton, Dubilier & Rice Fund IX (Credit), L.P.(e)	North America	9/30/2023	2,893	546,715	0.01%

Clayton, Dubilier & Rice Fund IX, L.P.(d)	North America	9/30/2025	8,782,213	10,717,338	0.27%
Clayton, Dubilier & Rice Fund VIII, L.P.(d)(e)	North America	12/29/2023	–	32,900	0.00	%(f)
Clayton, Dubilier & Rice Fund X, L.P.(d)	North America	3/31/2025	3,975,985	4,577,927	0.12%
Clayton, Dubilier & Rice Fund XI, L.P.(d)(e)	North America	3/31/2025	5,454,780	6,376,244	0.16%
Comvest Capital II, L.P.(d)	North America	1/5/2024	–	–	–%
CPE Private Equity L.P.	Europe	3/28/2024	–	–	–%
Crescent Special Situations Fund (Investor Group), L.P.(d)	North America	12/29/2023	–	64,708	0.00	%(f)
Crestview Partners II, L.P.(d)	North America	1/15/2024	937,445	3,000,360	0.08%
Crestview Partners, L.P.(d)	North America	1/5/2024	1,013,398	1,257,498	0.03%
CVC Capital Partners Asia Pacific III, L.P.(d)	Europe	12/29/2023	58,521	86,791	0.00	%(f)
CVC Capital Partners Locron (A) SCSp(d)(e)	Europe	10/14/2025	28,404,376	28,542,780	0.72%
CVC Capital Partners VI (B) L.P.(d)	Europe	9/30/2025	37,937,704	38,264,041	0.97%
CVC Capital Partners VII (A) L.P(d)	Europe	10/23/2024	2,640,266	4,128,745	0.10%
CVC Capital Partners VII (A) L.P.(d)	Europe	9/30/2025	4,789,498	5,570,371	0.14%
CVC European Equity Partners III L.P.(d)	Europe	12/29/2023	93,904	219,460	0.01%
CVC European Equity Partners IV, L.P.(d)(e)	Europe	12/29/2023	47,803	57,739	0.00	%(f)
CVC European Equity Partners V (C) L.P.(d)(e)	Europe	12/29/2023	940,324	1,135,805	0.03%
Darwin Private Equity I LP(d)(e)	Europe	3/28/2024	113,528	128,759	0.00	%(f)
DFW Capital Partners V, L.P.(d)	North America	4/1/2022	10,867,732	11,769,400	0.30%
Echo Buyout L.P.(e)	Europe	9/22/2025	46,341,370	46,341,370	1.17%
EnCap Energy Capital Fund IX-D, L.P.	North America	9/29/2023	13,959	43,280	0.00	%(f)
Energy Capital Partners Mezzanine Opportunities Fund, L.P.(d)(e)	North America	1/5/2024	491,908	503,605	0.01%
Esprit Capital Fund No. 1 Limited Partnership(e)	Europe	10/16/2023	–	–	–%
Essex Woodlands Health Ventures Fund VI, L.P.(e)	North America	12/29/2023	1,042,535	282,095	0.01%
Essex Woodlands Health Ventures Fund VII, L.P.	North America	12/29/2023	139,431	135,049	0.00	%(f)
Exponent Private Equity Partners, L.P.(d)(e)	Europe	3/28/2024	29,339	41,554	0.00	%(f)
Financial Technology Ventures II (Q), L.P.	North America	12/29/2023	389	–	–%
FinEquity Holdings, LLC(e)(g)	North America	12/13/2024	95,967,736	113,858,777	2.88%
First Reserve Fund XI, L.P.(e)	North America	10/10/2023	239	–	–%
Foundry Venture Capital 2007, L.P.(d)(e)	North America	3/28/2024	246,225	43,893	0.00	%(f)
Framework Ventures III L.P.(e)	North America	10/2/2024	856,746	873,503	0.02%
FTVentures III, L.P.(d)(e)	North America	12/29/2023	1,284,795	1,339,255	0.03%
FUSE Venture Partners Alpha I, LP(d)(e)	North America	9/30/2024	333,740	456,474	0.01%
GenNx360 Capital Partners, L.P.(e)	North America	12/29/2023	44,709	–	–%
Golden Acquisition Fund LP(d)(e)	North America	10/24/2025	84,426,667	115,819,407	2.93%
Green Equity Investors CF IV J, L.P.(d)(e)	North America	5/29/2025	8,002,327	7,243,854	0.18%
Green Equity Investors CF IV-C, L.P.(d)(e)	North America	4/15/2025	80,785,358	82,287,721	2.08%
Green Equity Investors Side CF III-C, L.P.(d)	North America	12/4/2023	16,861,686	27,856,801	0.71%
Green Equity Investors V(d)(e)	North America	4/5/2024	253,340	29,586	0.00	%(f)
Gryphon Partners 3.5, L.P.(d)(e)	North America	9/29/2023	51,558	26,418	0.00	%(f)
Gryphon Partners IV, L.P.(d)(e)	North America	9/29/2023	149,572	280,758	0.01%
GSO Capital Opportunities Overseas Fund	North America	11/1/2023	–	–	–%
Hamilton Lane Co-Investment Fund II, L.P.(d)	North America	9/29/2023	86,522	211,447	0.01%
Hancock Park Capital III(e)	North America	7/3/2024	1,211,757	1,488,419	0.04%
HCI Equity Partners EV I, L.P.(d)(e)	North America	9/9/2024	16,820,649	20,368,832	0.52%
Hellman & Friedman Capital Partners IX, L.P.(d)	North America	12/31/2024	122,726,176	155,905,625	3.95%
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	6/30/2025	2,910,153	3,539,558	0.09%
Hellman & Friedman Capital Partners VIII, L.P.(d)	North America	12/31/2024	82,151,042	92,204,926	2.34%
Hellman & Friedman Capital Partners X, L.P.(d)	North America	12/31/2024	85,965,776	87,229,424	2.21%
HgCapital 8 A L.P.(d)(e)	North America	9/30/2025	11,667,335	11,300,406	0.29%
Hildred Perennial Partners I, L.P.(d)(e)	North America	12/22/2023	23,970,986	35,214,332	0.89%
HKW Capital Partners V, L.P.(d)	North America	9/30/2024	1,017,039	1,494,044	0.04%

Iaso Fund, L.P.(d)(e)	Europe	12/5/2025	54,391,073	54,000,000	1.37%
Industri Kapital 2007 Limited Partnership II	Europe	4/12/2024	13,319	–	–%
Insight Partners Coinvestment Fund II(e)	North America	3/31/2025	17,274,288	18,106,360	0.46%
Insight Partners Coinvestment Fund III(d)(e)	North America	9/30/2023	40,679	103,987	0.00	%(f)
Insight Partners Continuation Fund (Cayman), L.P.(d)	North America	3/31/2025	4,560,960	4,336,735	0.11%
Insight Partners Continuation Fund II, L.P.(d)	North America	3/31/2023	20,010,495	29,055,559	0.74%
Insight Venture Partners VII, L.P.(d)(e)	North America	3/31/2025	19,822,290	19,143,124	0.48%
Insight Venture Partners VIII, L.P.(d)(e)	North America	3/31/2025	15,945,876	19,441,964	0.49%
Janus TopCo Limited(e)	North America	9/23/2025	219,832,411	262,002,610	6.64%
Kayne Anderson Energy Fund VI, L.P.	North America	10/3/2023	1,014	2,096	0.00	%(f)
Kelso Investment Associates IX, L.P. (Pool A)(d)	North America	9/30/2025	6,587,352	5,529,262	0.14%
Kelso Investment Associates IX, L.P. (Pool B)(d)	North America	9/30/2025	10,281,802	9,197,304	0.23%
Kelso Investment Associates VII, L.P.(e)	North America	9/29/2023	1,520	1,976	0.00	%(f)
Kelso Investment Associates VIII, L.P.(d)(e)	North America	12/29/2023	539,371	121,059	0.00	%(f)
KKR Americas Fund XII (EEA), L.P.(d)	North America	4/1/2022	4,511,049	6,145,493	0.16%
KKR Americas Fund XII L.P. (Pool A)(d)	North America	9/25/2025	209,765	417,917	0.01%
KKR Americas Fund XII L.P. (Pool B)(d)	North America	9/25/2025	97,479	174,428	0.00	%(f)
KKR European Fund II, L.P.(e)	Europe	12/29/2023	–	–	–%
KKR Indigo Equity Partners A L.P.(e)	North America	6/8/2022	887,309	1,109,084	0.03%
KKR Indigo Equity Partners B L.P.(e)	North America	6/8/2022	12,551,946	15,303,316	0.39%
KKR North America Fund XI, L.P.	North America	4/1/2022	1,405,111	1,621,988	0.04%
KKR North America Fund XI, L.P. (Pool A)	North America	9/30/2025	25,253,596	34,269,947	0.87%
KKR North America Fund XI, L.P. (Pool B)(d)	North America	9/30/2025	408,662	696,704	0.02%
KRG Capital Fund IV, L.P.(d)(e)	North America	3/28/2024	731,219	772,230	0.02%
Levine Leichtman Capital Partners IV, L.P.(d)	North America	3/28/2024	–	–	–%
Linden Opportunities Fund L.P.(d)(e)	North America	9/1/2022	8,530,378	9,713,798	0.25%
Lindsay Goldberg - Attain L.P.(d)	North America	12/2/2024	31,548,548	40,253,652	1.02%
Livingbridge 6 L.P.(d)	Europe	4/1/2022	14,085,348	16,638,888	0.42%
Livingbridge Enterprise 2 L.P.(d)(e)	Europe	4/1/2022	4,450,971	2,490,568	0.06%
LLCP LMM Acquisition Fund, L.P.(d)	North America	11/20/2024	14,103,985	17,430,276	0.44%
Lorient Peregrine Investment, L.P.(e)	North America	11/25/2022	10,066,631	9,995,118	0.25%
Madison Dearborn Capital Partners VII, L.P.(d)	North America	4/1/2022	5,911,777	7,734,253	0.20%
Medley Opportunity Fund II L.P.(d)(e)	North America	12/29/2023	–	6,291	0.00	%(f)
Melody Capital Partners Onshore Credit Fund, L.P.(e)	North America	12/29/2023	1,786,948	1,420,624	0.04%
MHR Institutional Partners II- A, L.P.(e)	North America	1/12/2024	2,868,663	5,909,394	0.15%
MHR Institutional Partners III, L.P.(d)(e)	North America	1/2/2025	4,160,487	5,974,487	0.15%
Mill Road Capital III, L.P.(d)(e)	North America	7/3/2024	4,304,830	5,312,681	0.13%
Mill Road Capital, L.P.(d)(e)	North America	7/3/2024	2,615,873	893,953	0.02%
Mithras Capital Fund L.P.(e)	Europe	9/29/2023	22,280	–	–%
Mohr Davidow Ventures VIII, L.P.	North America	10/2/2023	–	37,156	0.00	%(f)
Montagu V (US) L.P.(d)	Europe	3/31/2025	10,288,226	13,213,068	0.33%
Montagu V L.P.(d)	Europe	3/31/2025	5,793,079	6,208,996	0.16%
Montagu VII (B) SCSp(d)(e)	Europe	8/31/2025	–	(123,944)	0.00	%(f)
Nautic Partners V, LP	North America	7/19/2024	–	–	–%
Nautic Partners VI, L.P.	North America	7/19/2024	–	–	–%
NCP Fund I, LP(d)	North America	6/30/2025	7,712,199	8,940,577	0.23%
NCP Fund II-A, LP(d)	North America	6/30/2025	6,003,515	6,769,816	0.17%
New Form Capital II, L.P.(d)(e)	North America	10/2/2024	366,891	638,531	0.02%
New Leaf Ventures I, L.P.	North America	9/29/2023	–	–	–%
New Mountain Partners III, L.P.(d)(e)	North America	3/31/2025	2,438,888	2,986,675	0.08%
New Mountain Partners IV, L.P.(d)	North America	10/8/2024	7,104,309	6,734,420	0.17%
New Mountain Partners V, L.P.(d)	North America	3/31/2023	4,467,754	5,236,031	0.13%

New Mountain SRC Continuation Fund, L.P.(d)(e)	North America	4/8/2025	57,702,838	61,937,103	1.57%
NewVest PE50 2024 (Cayman), LP(d)	North America	12/16/2024	11,463,089	10,854,237	0.27%
Nordic Capital VIII Alpha, L.P.(d)	Europe	3/31/2025	1,251,835	2,195,055	0.06%
North Haven Capital Partners W50 CV L.P.(d)(e)	North America	3/21/2024	12,503,700	14,595,048	0.37%
North Texas Opportunity Fund, L.P.(e)	North America	3/28/2024	104,830	–	–%
Oak Hill Digital Opportunities Partners(d)(e)	North America	10/23/2024	3,238,299	3,961,516	0.10%
Oaktree Opportunities Fund IX (Cayman), L.P.	North America	3/31/2025	3,269,996	3,785,550	0.10%
One Equity Partners VI, L.P. (Pool A)(d)(e)	North America	9/30/2025	34,453,902	43,660,053	1.11%
One Equity Partners VI, L.P. (Pool B)(d)(e)	North America	9/30/2025	1,514,628	1,851,570	0.05%
One Equity Partners VII, L.P.(d)	North America	9/30/2025	26,372,541	28,982,379	0.73%
Onex Partners III LP(d)	North America	3/31/2025	7,579,842	10,186,039	0.26%
Onex Partners IV, LP(d)(e)	North America	3/31/2025	21,355,922	22,535,925	0.57%
Onex Partners Opportunity Fund LP(d)	North America	5/31/2025	569,466	565,978	0.01%
Onex Partners V LP(d)	North America	3/31/2025	3,445,121	6,086,796	0.15%
Pacific Equity Partners Fund IV, L.P.(d)(e)	Rest of World	3/24/2024	2,278	74,135	0.00	%(f)
Pacific Equity Partners Supplementary Fund IV, L.P.(d)(e)	Rest of World	12/29/2023	761	51,117	0.00	%(f)
Paddington Partners, L.P.(d)	North America	1/10/2024	34,848,193	40,752,294	1.03%
PAI Strategic Partnerships II SCSp(d)(e)	Europe	9/23/2025	28,102,151	27,652,791	0.70%
Permira IV L.P.2	Europe	3/31/2025	9,393,333	11,562,434	0.29%
Permira V G.P. L.P.(d)	Europe	9/30/2025	2,454,363	3,019,433	0.08%
Permira VI L.P.1(d)	Europe	9/30/2025	3,981,776	5,722,027	0.14%
Permira VII L.P. 1(d)	Europe	10/8/2024	1,922,812	2,627,611	0.07%
Platinum Equity Capital Partners I(d)	North America	12/29/2023	31,837	454,894	0.01%
Platinum Equity Capital Partners IV, L.P.(d)	North America	6/30/2022	23,470,084	21,890,452	0.55%
Polaris Venture Partners IV, L.P.(d)(e)	North America	12/29/2023	208,730	99,652	0.00	%(f)
Polaris Venture Partners V, L.P.(d)(e)	North America	12/29/2023	704,594	888,718	0.02%
Primus Pacific Partners 1 L.P.(e)	Rest of World	3/28/2024	3,602,071	1,939,510	0.05%
Private Equity Access Fund I, LLC(e)	North America	6/28/2024	24,508	–	–%
Project Equity Company I (Mauritius) Limited(d)(e)	North America	6/28/2024	57,202	103,666	0.00	%(f)
Providence Equity Partners (Midsummer) L.P.(d)(e)	Europe	9/30/2025	7,013,097	8,952,229	0.23%
Providence Equity Partners (Unity) S.C.Sp(d)	Europe	5/31/2024	1,738,621	5,723,148	0.15%
Providence Equity Partners V L.P.(e)	North America	12/29/2023	4,379	–	–%
Providence Equity Partners VI L.P.(d)	North America	9/30/2023	133,351	43,827	0.00	%(f)
Providence Equity Partners VII, L.P.(d)	North America	9/30/2025	4,405,654	6,481,264	0.16%
Providence Equity Partners VII-A L.P.(d)	North America	3/31/2025	12,002,281	12,734,123	0.32%
Providence Equity Partners VIII, L.P.(d)	North America	3/31/2025	38,689,809	50,730,289	1.28%
Purple Garden Invest (D) AB(d)(e)	Europe	9/30/2025	11,912,747	13,943,596	0.35%
Rader Reinfrank Investors, L.P.(e)	North America	3/28/2024	15,258	–	–%
Red Garden Invest (D) AB(d)(e)	Europe	9/30/2025	15,743,507	18,540,750	0.47%
Redmile BioPharma Investments III, LP(d)	North America	9/30/2024	333,082	431,350	0.01%
RiverRock European Opportunities Fund, L.P.(e)	Europe	6/28/2024	246,424	57,926	0.00	%(f)
RREF IV Debt Direct Domestic Investors, LP(d)	North America	9/30/2024	428,020	676,310	0.02%
Rubicon Continuation Fund L.P.(d)	North America	11/12/2024	26,404,354	32,756,594	0.83%
Sandler Capital Partners V, L.P.(e)	North America	12/29/2023	1,036,693	1,210,012	0.03%
Saybrook Corporate Opportunity Fund, L.P.(e)	North America	1/12/2024	–	–	–%
Searchlight Capital III, L.P.(d)	North America	9/30/2024	789,021	1,253,715	0.03%
SFW Capital Partners Fund, L.P.(e)	North America	4/24/2024	467	–	–%
Signal Peak Ventures III, L.P.(e)	North America	3/31/2025	1,247,468	1,756,914	0.04%
Silver Cup Holdings V, L.P.(d)(e)	North America	9/30/2023	756,866	1,240,709	0.03%
Silver Lake Partners III, LP(d)	North America	1/2/2025	59,827	116,545	0.00	%(f)
Silver Lake Partners IV, L.P.(d)	North America	3/31/2025	38,019,544	65,002,192	1.65%
Silver Lake Partners V, LP(d)(e)	North America	6/30/2025	17,987,048	24,983,362	0.63%

Silver Lake Partners VI, L.P.(d)	North America	6/30/2025	17,054,016	29,047,755	0.74%
Silver Lake Partners VII, L.P.(d)(e)	North America	6/30/2025	7,679,706	12,526,878	0.32%
Sixth Street Opportunities Partners III, L.P.(d)	North America	10/12/2023	16,070	26,588	0.00	%(f)
SkyKnight Capital II CV A, L.P.(d)	North America	10/30/2024	879	1,071	0.00	%(f)
SkyKnight Capital II CV B, L.P.(d)	North America	10/30/2024	99,549,536	121,219,202	3.07%
SkyKnight TG Holdings, L.P.(d)(e)	North America	7/21/2025	9,723,226	9,723,226	0.25%
SL Olympian SPV	North America	11/5/2025	3,058,729	2,657,808	0.07%
SL SPV-2, L.P.	North America	1/2/2025	906,794	13,513,491	0.34%
Snow Phipps Group, L.P.(d)	North America	1/5/2024	2,014,626	3,407,123	0.09%
South Florida Motorsports LLC (13 shares class A common interests)(g)	North America	12/13/2024	2,828,357	4,334,379	0.11%
South Florida Tennis, LLC(g)	North America	10/1/2025	1,176,879	1,163,396	0.03%
Starwood Global Opportunity Fund VII-B, L.P.(e)	North America	3/28/2024	358,814	504,808	0.01%
StepStone International Investors III, L.P.	Europe	4/5/2024	5,642	–	–%
Strategic Value SH 130-A, L.P.	North America	12/13/2024	18,513,971	20,353,982	0.52%
Summit Partners Credit Fund II, L.P.(d)	North America	3/28/2024	1,929,848	1,261,419	0.03%
Summit Partners Private Equity Fund VII-A, L.P.(e)	North America	10/3/2023	85,311	53,228	0.00	%(f)
Sycamore Partners III-A, L.P.(d)	North America	12/29/2023	37,716,979	48,503,906	1.23%
TCW/Crescent Mezzanine Partners VB, L.P.(e)	North America	10/10/2023	308	–	–%
TH Lee Putnam Ventures Liquidation Trust	North America	3/28/2024	24,715	14,239	0.00	%(f)
The Fifth Cinven Fund	Europe	6/30/2025	7,146,650	9,952,393	0.25%
The Fourth Cinven Fund(e)	Europe	6/30/2025	22,491	61,289	0.00	%(f)
The Seventh Cinven Fund(d)	Europe	6/30/2025	19,766,826	23,776,386	0.60%
The Sixth Cinven Fund(d)	Europe	6/30/2025	12,833,514	14,984,476	0.38%
The Third Cinven Fund Trust(e)	Europe	6/30/2025	392,119	720,026	0.02%
The Veritas Capital Fund V, L.P(d)	North America	9/30/2024	5,414,012	4,881,704	0.12%
THL Fund IX Investors (Star II), L.P.	North America	9/29/2023	998,049	1,250,178	0.03%
Thoma Bravo Fund XI-A, L.P.(d)	North America	3/31/2025	6,016,963	7,703,261	0.20%
Thoma Bravo Special Opportunities Fund II-A, L.P.(d)	North America	3/31/2025	8,573,961	11,067,215	0.28%
Thomas H. Lee Equity Fund VII, L.P.(d)(e)	North America	9/29/2023	215,483	222,480	0.01%
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(e)	North America	9/30/2024	2,822,713	4,209,607	0.11%
Thomas H. Lee Parallel Fund VIII, L.P.(d)	North America	3/31/2025	3,351,543	4,046,234	0.10%
Thomas Weisel India Opportunity Fund, L.P.(d)(e)	North America	1/12/2024	999,444	856,245	0.02%
Towerbrook TMX Continuation Fund, L.P.(d)	North America	6/13/2023	10,207,519	16,429,914	0.42%
TPG Asia V, L.P.(d)(e)	North America	12/29/2023	242,274	863,272	0.02%
TPG Healthcare Partners, L.P.(d)(e)	North America	9/30/2023	2,929,674	3,931,826	0.10%
TPG Partners IV, L.P.(d)(e)	North America	6/30/2025	29,744	98,925	0.00	%(f)
TPG Partners IX, L.P. (Pool A)(d)	North America	9/15/2025	2,847,982	1,916,182	0.05%
TPG Partners IX, L.P. (Pool B)(d)	North America	9/15/2025	1,018,267	2,750,257	0.07%
TPG Partners V, L.P.(e)	North America	9/30/2023	–	(1)	0.00	%(f)
TPG Partners VI, L.P.(d)	North America	9/30/2025	340,895	341,072	0.01%
TPG Partners VI, L.P. (Pool A)(d)	North America	9/30/2025	39,588	69,270	0.00	%(f)
TPG Partners VI, L.P. (Pool B)(d)	North America	9/30/2025	1,245,273	1,574,855	0.04%
TPG Partners VII, L.P.(d)	North America	9/30/2025	4,060,694	3,855,464	0.10%
TPG Partners VII, L.P. (Pool B)(d)	North America	9/30/2025	45,044	62,004	0.00	%(f)
TPG Partners VIII, L.P.(d)(e)	North America	12/29/2023	23,300,540	32,250,722	0.82%
TPG Partners VIII, L.P. (Pool A)(d)(e)	North America	12/31/2025	10,076,978	10,741,891	0.27%
TPG Partners VIII, L.P. (Pool B)(d)	North America	12/31/2025	7,784,798	8,229,115	0.21%
TPG Star, L.P.(e)	North America	9/30/2023	101,522	(1)	0.00	%(f)
Trident IV, L.P.(e)	North America	10/2/2023	226	–	–%
Trident V, L.P.(d)	North America	3/31/2025	959,641	963,871	0.02%
Trident VI Parallel Fund, L.P.(d)	North America	3/31/2025	10,060,835	12,711,916	0.32%

Trilantic Capital Partners Prime (North America) L.P.(d)(e)	North America	12/29/2023	4,259,925	7,091,286	0.18%
VantagePoint Venture Partners IV (Q), L.P.	North America	3/28/2024	2,006	–	–%
Vector Capital IV, L.P.(d)	North America	3/31/2025	1,504,932	1,910,096	0.05%
Vector Capital VI, L.P.(d)	North America	4/22/2025	379,421	363,210	0.01%
Vestar Capital Partners VII, L.P.(d)	North America	9/30/2025	21,588,427	22,403,577	0.57%
VIP III Feeder LP(d)	Europe	9/6/2024	15,869,112	19,950,717	0.51%
VIP III LP(d)	Europe	9/24/2024	3,517,807	4,412,401	0.11%
VIP V Feeder S.C.Sp.(d)(e)	Europe	10/16/2024	2,862,910	2,759,643	0.07%
Vista Equity Partners Fund V, L.P.(d)	North America	4/1/2022	19,793,977	16,981,830	0.43%
Vista Equity Partners Fund V-A, L.P.(d)	North America	3/31/2025	5,800,890	6,566,721	0.17%
Vista Equity Partners Fund VI-A, L.P.(d)	North America	3/31/2025	4,790,037	5,620,596	0.14%
Vista Equity Partners Hubble L.P(d)	North America	3/3/2025	1,499,997	2,112,833	0.05%
Vista Foundation Fund IV-A, L.P.(d)(e)	North America	3/31/2025	5,389,168	6,261,899	0.16%
Vistria Agua CV, LP(d)(e)	North America	9/30/2025	13,196,664	17,600,327	0.45%
VPC Fund II, L.P.(d)	North America	1/12/2024	923,961	769,087	0.02%
Warburg Pincus Global Growth, L.P.(d)	North America	12/29/2023	18,483,407	29,086,208	0.74%
Warburg Pincus Jovian GG, L.P.(d)	North America	12/17/2024	1,720,153	2,817,864	0.07%
Warburg Pincus Private Equity X, L.P.(e)	North America	1/2/2025	419,814	253,820	0.01%
Warburg Pincus Private Equity XII, L.P.	North America	12/30/2022	34,062,619	41,958,937	1.06%
WCAS XIII, L.P.(d)	North America	9/30/2025	9,997,750	19,920,558	0.50%
WCP Bridge Fund, L.P.(d)(e)	North America	9/30/2025	1,000,933	3,976,395	0.10%
WE Strategic Partners SPE-A, L.P.	North America	3/31/2023	20,381,968	24,345,149	0.62%
Wellspring Capital Partners VI (Onshore), L.P.(d)(e) North America		9/30/2025	21,362,490	17,304,814	0.44%
WestView Capital Partners III, L.P.(d)(e)	North America	6/30/2025	2,431,529	3,367,756	0.09%
Wind Point Partners VIII-A, L.P.(d)	North America	9/30/2025	8,016,611	6,493,519	0.16%
Z Capital Partners II, L.P.(d)(e)	North America	12/29/2023	19,602,110	15,683,685	0.40%
Total Secondary Investments			$3,875,155,455	$4,671,030,472

Total Private Assets			$4,050,807,523	$4,878,299,123

Short-Term Investments - 0.97%	Shares	Cost	Fair Value	Percentage of Net Assets
Money Market Fund - 0.97%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.03%(h)	38,118,731	38,118,731	38,118,731	0.97%
Total Money Market Fund		38,118,731	38,118,731

Total Short-Term Investments		$38,118,731	$38,118,731

Total Investments - 124.50%		$4,088,926,254	$4,916,417,854
Liabilities in Excess of Other Assets- (24.50%)			(967,580,334)
Net Assets - 100.00%			$3,948,837,520

(a)	In the case of Private Assets, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Asset invests or operates.
(b)	The focus of this investment class is on buyout investments.
(c)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amounts to $4,878,299,123, which represents approximately 123.53% of the Fund's net assets as of December 31, 2025.
(d)	Additional capital has been committed but has not been fully funded by the Fund at December 31, 2025. See Note 3 for total unfunded investment commitments.
(e)	Non-income producing security.
(f)	Rounds to less than 0.005%.
(g)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated financial statements).
(h)	The rate shown is the annualized 7-day yield as of December 31, 2025.

Ares Private Markets Fund	Notes to Consolidated Schedule of Investments - December 31, 2025 (Unaudited)

ORGANIZATION

Ares Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on July 28, 2021 and commenced operations on April 1, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund currently offers three separate classes of shares of beneficial interest designated as Class A, Class D, and Class I shares (“Shares”). Each class of Shares is subject to different fees and expenses. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests in an actively managed portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers (“Portfolio Funds”), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund (“Secondary Investments”); (ii) primary investments in Portfolio Funds (“Primary Investments”); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms (“Direct Investments/Co-Investments”). The Fund invests principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments/Co-Investments, although the allocation among those types of investments may vary from time to time. The Fund may also invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, and may invest in liquid fixed-income securities and other credit instruments, and other investment companies, including exchange traded funds.

Ares Capital Management II LLC (the “Adviser”), a wholly owned subsidiary of Ares Management Corporation, is responsible for the day-to-day management of the Fund’s assets. Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Ares Landmark Private Markets Fund-D, LLC, Ares Landmark Private Markets Fund-D Blocker, LLC (the "Sub-Fund"), Ares Private Markets Fund Blocker, LLC, and Ares Private Markets Fund-ND, LLC (the "Sub-Fund ND"), all wholly-owned subsidiaries of the Fund. As of December 31, 2025, the total value of Portfolio Funds held by the subsidiaries was $4,754,785,400, $0, $0, and $123,513,723, respectively, or approximately 120.4%, 0.0%, 0.0%, and 3.1%, respectively, of the Fund's net assets.

Use of Estimates – The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Income Taxes – The Fund has elected to be treated for U.S. federal income tax purposes, and intends to continue to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Cash – Cash consists of monies held (including foreign currency) in a non-interest bearing account at UMB Bank, N.A., the Fund's custodian. Such amounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Valuation – The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Fund's Board of Trustees (the "Board"). The Adviser was designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s valuation team is responsible for monitoring developments that may impact fair valued securities. The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its investments in Portfolio Funds. Ordinarily, the fair value of a Portfolio Fund held by the Fund is based on the NAV of that Portfolio Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Portfolio Fund does not represent the fair value or if the investment manager of a Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, the Adviser will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Investments in the Fund's portfolio that do not have a readily available market quotations are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market quotations, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Short-term Investments – Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Income Recognition and Expenses – Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Portfolio Fund. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund's share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.

Shareholders’ Allocation – The Fund currently offers Class A, Class D and Class I shares. Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common share based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Dividends and Distributions – Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized gain/(loss) and change in unrealized appreciation/(depreciation) from Private Assets in the Consolidated Statement of Operations.

Segment Reporting - In accordance with FASB Accounting Standards Update 2023-07, "Segment Reporting (Topic 280) - Improvement to Reportable Segment Disclosures" ("ASU 2023-07"), the Fund has determined that it has a single operating and reporting segment. As a result, the Fund's segment accounting policies are the same as described herein and the Fund does not have any intra-segment sales or transfers of assets.

Recently Issued Accounting Pronouncements - In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 requires disclosure of disaggregated income taxes paid in both U.S. and foreign jurisdictions, prescribes standard categories for the components of the effective tax rate reconciliation and modifies other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted and the amendments in this update should be applied on a prospective basis, though retrospective adoption is permitted. The Adviser is currently evaluating the impact of this guidance on the Fund's consolidated financial statements. The Adviser has evaluated the impact of this guidance on the Fund's Consolidated Financial Statements and all changes will be reflected on the Fund's annual report for the fiscal year ending March 31, 2026.

FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

The Fund may also make Direct Investments/Co-Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

The Fund's portfolio investments classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The first method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$–	$–	$10,520,038	$10,520,038
Secondary Investments	–	–	119,356,552	119,356,552
Short-Term Investments	38,118,731	–	–	38,118,731
Total	$38,118,731	$–	$129,876,590	$167,995,321

The Fund held Portfolio Funds with a fair value of $4,748,422,533, that in accordance with ASC 820-10, are excluded from the fair value hierarchy as of December 31, 2025, as investments in Portfolio Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

A listing of Private Asset types held by the Fund and related attributes, as of December 31, 2025, are shown in the below table:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$100,470,508	$29,848,127	None	N/A	Liquidity in the form of distributions from Private Asset investments
Primary Investments	Investments in newly established Portfolio Funds	106,798,143	157,447,697	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	Investments in existing Private Assets that are typically acquired in privately negotiated transactions	4,671,030,472	1,080,345,635	None	N/A	Liquidity in the form of distributions from Private Asset investments
Totals		$4,878,299,123	$1,267,641,459

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
**	Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of the Private Asset investments.

The following table summarizes the significant unobservable inputs used to value the Fund's investments categorized within Level 3 as of December 31, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Investment Category	Fair Value	Primary Valuation Techniques	Unobservable Inputs	Estimated Range	Weighted Average(a)
Direct Investments/Co-Investments	$10,520,038	EV Market Multiple Analysis	Revenue Multiple	10.5x	10.5x
Secondary Investments	$119,356,552	EV Market Multiple Analysis	Revenue Multiple	2.3x -19.4x	9.8x
Total Level 3 Investments	$129,876,590

(a)	Unobservable inputs were weighted by the relative fair value of investments.

Changes in revenue multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, a decrease in revenue multiples may result in a decrease in the fair value of certain of the Fund's investments.

The following table is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended December 31, 2025:

Investment Category	Balance as of March 31, 2025	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Purchases	Sales	Transfer Out of Level 3	Balance as of December 31, 2025	Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at December 31, 2025
Direct Investments/Co-Investments	$–	$–	$520,038	$10,000,000	$–	$–	$10,520,038	$520,038
Secondary Investments	100,061,687	–	19,294,865	–	–	–	119,356,552	19,294,865
Total	$100,061,687	$–	$19,814,903	$10,000,000	$–	$–	$129,876,590	$19,814,903

RISK FACTORS

General Investment Risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets. The Fund's allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

Restrictions on Transfers. Transfers of Shares may be made only with consent of the Fund, which may be withheld in the Fund's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the assets of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets consist of Portfolio Funds and Direct Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for most of the investments in the Fund's portfolio, substantially all of the Fund's portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Valuation Designee, in accordance with the Adviser's valuation policies and procedures and subject to oversight of the Board.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund invests a significant amount of its assets in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.